UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
May 31, 2015
unaudited
Bonds, notes & other debt instruments 96.97% U.S. Treasury bonds & notes 53.49% U.S. Treasury 44.40%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$100,000	$100,068
U.S. Treasury 0.25% 2016	9,775	9,779
U.S. Treasury 0.625% 2016	150,000	150,375
U.S. Treasury 0.625% 2016	95,000	95,210
U.S. Treasury 0.875% 2016[1]	86,750	87,278
U.S. Treasury 3.00% 2016	20,000	20,690
U.S. Treasury 5.125% 2016	96,500	100,937
U.S. Treasury 7.50% 2016	40,000	44,084
U.S. Treasury 0.75% 2017	41,500	41,589
U.S. Treasury 0.875% 2017	130,000	130,737
U.S. Treasury 0.875% 2017	90,000	90,489
U.S. Treasury 0.875% 2017	5,250	5,276
U.S. Treasury 1.00% 2017	197,950	199,553
U.S. Treasury 4.50% 2017	60,000	64,529
U.S. Treasury 4.625% 2017	115,000	123,003
U.S. Treasury 8.75% 2017	25,000	28,963
U.S. Treasury 0.75% 2018	30,000	29,894
U.S. Treasury 1.25% 2018	100	100
U.S. Treasury 3.50% 2018	50,000	53,536
U.S. Treasury 1.50% 2019	717,500	720,693
U.S. Treasury 1.50% 2019	264,000	265,249
U.S. Treasury 1.50% 2019	105,900	106,814
U.S. Treasury 1.625% 2019	590,800	598,067
U.S. Treasury 1.625% 2019	464,165	470,167
U.S. Treasury 1.625% 2019	231,210	233,279
U.S. Treasury 1.625% 2019	140,000	141,646
U.S. Treasury 1.625% 2019	20,000	20,294
U.S. Treasury 1.75% 2019	44,000	44,710
U.S. Treasury 3.625% 2019	129,500	141,681
U.S. Treasury 1.25% 2020	247,000	244,878
U.S. Treasury 1.375% 2020	183,750	182,802
U.S. Treasury 1.375% 2020	21,000	20,929
U.S. Treasury 1.375% 2020	16,250	16,180
U.S. Treasury 1.50% 2020	29,000	29,022
U.S. Treasury 3.50% 2020	28,500	31,225
U.S. Treasury 8.75% 2020	15,000	20,200
U.S. Treasury 8.00% 2021	20,000	27,618
U.S. Treasury 1.50% 2022	6,750	6,604
U.S. Treasury 1.75% 2022	7,000	6,954
U.S. Treasury 7.125% 2023	15,000	20,646
U.S. Treasury 2.00% 2025	5,250	5,190
		4,730,938
Intermediate Bond Fund of America — Page 1 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 9.09%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	$21,390	$21,523
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,788	24,222
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	30,419	30,790
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	245,821	243,140
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	194,991	200,795
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	152,048	151,376
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	124,614	148,971
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	2,974	3,469
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	81,015	74,558
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	40,011	44,261
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	26,868	25,517
		968,622
Total U.S. Treasury bonds & notes		5,699,560
Corporate bonds & notes 22.99% Financials 7.35%
ACE INA Holdings Inc. 2.60% 2015	10,090	10,180
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,075	5,074
American Campus Communities, Inc. 4.125% 2024	2,500	2,571
American Express Centurion Bank 0.875% 2015	12,000	12,017
American Express Co. 6.15% 2017	2,900	3,193
American Express Co. 0.852% 2018[3]	15,000	15,033
American Express Credit Co. 1.55% 2017	2,075	2,086
American International Group, Inc. 4.125% 2024	6,400	6,767
ANZ National (International) Ltd. 3.125% 2015[4]	7,000	7,035
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,849
Bank of America Corp., Series L, 3.625% 2016	5,745	5,864
Bank of America Corp. 3.75% 2016	10,000	10,290
Bank of America Corp. 1.25% 2017	7,000	7,008
Bank of America Corp. 5.75% 2017	5,070	5,564
Bank of America Corp. 1.75% 2018	20,000	19,983
Bank of America Corp. 2.60% 2019	10,000	10,164
Bank of America Corp. 5.625% 2020	7,000	7,999
Bank of America Corp., Series L, 3.95% 2025	2,500	2,477
Barclays Bank PLC 6.05% 2017[4]	4,140	4,524
Barclays Bank PLC 2.50% 2019	7,000	7,132
Barclays Bank PLC 3.65% 2025	9,025	8,853
BB&T Corp. 1.00% 2017	7,000	6,998
BB&T Corp., Series C, 1.60% 2017	8,250	8,310
BB&T Corp. 0.99% 2020[3]	4,525	4,539
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,661
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,168
BNP Paribas 3.60% 2016	7,000	7,144
BNP Paribas 2.375% 2020	10,930	10,942
BNP Paribas 5.00% 2021	8,000	8,986
Boston Properties, Inc. 3.70% 2018	7,000	7,438
BPCE SA group 5.15% 2024[4]	5,300	5,565
Capital One Bank 1.15% 2016	5,000	5,010
Citigroup Inc. 1.70% 2018	4,000	3,981
Citigroup Inc. 4.587% 2015	18,865	19,250
Citigroup Inc. 3.953% 2016	5,535	5,704
Citigroup Inc. 2.40% 2020	2,255	2,252
Credit Agricole SA 4.375% 2025[4]	3,025	3,010
Intermediate Bond Fund of America — Page 2 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 1.70% 2018	$15,000	$14,939
Credit Suisse Group AG 3.00% 2021	10,500	10,573
Credit Suisse Group AG 3.75% 2025[4]	3,500	3,462
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,493
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,856
Discover Financial Services 4.20% 2023	4,775	4,907
EPR Properties 4.50% 2025	6,750	6,800
ERP Operating LP 5.75% 2017	20,000	21,786
Essex Portfolio L.P. 3.50% 2025	6,315	6,266
Goldman Sachs Group, Inc. 3.625% 2016	15,625	15,920
Goldman Sachs Group, Inc. 2.55% 2019	7,800	7,851
Goldman Sachs Group, Inc. 2.60% 2020	1,580	1,585
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,018
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,215
Goldman Sachs Group, Inc. 3.50% 2025	3,000	2,972
Goldman Sachs Group, Inc. 3.75% 2025	5,000	5,044
Hospitality Properties Trust 6.30% 2016	6,340	6,501
Hospitality Properties Trust 6.70% 2018	11,450	12,476
Host Hotels & Resorts LP 6.00% 2020	5,465	5,743
HSBC Finance Corp.0.664% 2016[3]	4,400	4,395
HSBC Holdings PLC 4.875% 2020	6,000	6,720
HSBC Holdings PLC 4.00% 2022	2,950	3,162
Intercontinentalexchange, Inc. 4.00% 2023	2,500	2,662
Intesa Sanpaolo SpA 5.017% 2024[4]	5,935	5,954
JPMorgan Chase & Co. 3.40% 2015	6,000	6,010
JPMorgan Chase & Co. 1.125% 2016	15,000	15,028
JPMorgan Chase & Co. 1.625% 2018	18,500	18,457
JPMorgan Chase & Co. 2.25% 2020	5,000	4,977
Keybank National Association 2.50% 2019	5,500	5,586
Kimco Realty Corp., Series C, 5.783% 2016	8,500	8,813
Kimco Realty Corp. 5.70% 2017	5,500	5,938
MetLife Global Funding I 2.50% 2015[4]	12,000	12,084
MetLife Global Funding I 2.30% 2019[4]	4,720	4,778
MetLife Global Funding I 2.00% 2020[4]	830	824
Morgan Stanley 1.75% 2016	10,000	10,072
Morgan Stanley 3.80% 2016	3,325	3,416
Morgan Stanley 2.125% 2018	10,000	10,083
Morgan Stanley 2.375% 2019	4,500	4,525
Morgan Stanley 3.70% 2024	3,555	3,619
New York Life Global Funding 2.10% 2019[4]	7,000	7,093
New York Life Global Funding 1.95% 2020[4]	7,200	7,166
Nordea Bank AB 3.125% 2017[4]	5,000	5,174
Northern Trust Corp. 5.85% 2017[4]	12,750	14,167
PNC Bank 2.40% 2019	4,775	4,837
PNC Financial Services Group, Inc. 2.854% 2022	10,000	9,978
PRICOA Global Funding I 1.35% 2017[4]	6,000	6,004
Prologis, Inc. 3.35% 2021	1,000	1,030
QBE Insurance Group Ltd. 2.40% 2018[4]	2,300	2,324
Rabobank Nederland 2.25% 2019	7,000	7,108
Rabobank Nederland 4.625% 2023	10,000	10,625
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,131
Scentre Group 2.375% 2021[4]	14,855	14,626
Scentre Group 3.50% 2025[4]	4,000	3,997
Simon Property Group, LP 6.10% 2016	7,000	7,256
Intermediate Bond Fund of America — Page 3 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 1.50% 2018[4]	$6,480	$6,499
Société Générale 3.10% 2015[4]	5,000	5,033
Svenska Handelsbanken AB 1.625% 2018	12,500	12,534
Svenska Handelsbanken AB 2.25% 2019	10,000	10,131
TD Ameritrade Holding Co. 2.95% 2022	7,495	7,571
UBS AG 2.35% 2020	10,000	10,002
US Bancorp., Series T, 1.65% 2017	8,500	8,615
USAA Capital Corp 2.125% 2019[4]	5,000	5,061
WEA Finance LLC 2.70% 2019[4]	13,885	14,058
WEA Finance LLC 3.75% 2024[4]	9,290	9,448
Wells Fargo & Co. 1.25% 2016	7,000	7,026
Wells Fargo & Co. 3.676% 2016	7,000	7,206
Wells Fargo & Co. 3.30% 2024	8,800	8,861
Westpac Banking Corp. 3.00% 2015	6,300	6,387
		783,079
Health care 4.44%
AbbVie Inc. 1.75% 2017	7,500	7,531
AbbVie Inc. 1.80% 2018	18,000	18,031
AbbVie Inc. 2.50% 2020	27,695	27,707
AbbVie Inc. 3.20% 2022	1,005	1,009
AbbVie Inc. 3.60% 2025	22,925	23,107
Actavis Funding SCS 3.00% 2020	37,540	38,109
Actavis Funding SCS 3.45% 2022	6,400	6,456
Actavis Funding SCS 3.80% 2025	9,750	9,817
Bayer AG 3.375% 2024[4]	14,550	14,774
Becton, Dickinson and Co. 1.80% 2017	12,225	12,317
Becton, Dickinson and Co. 2.675% 2019	20,000	20,325
Boston Scientific Corp. 2.85% 2020	10,435	10,478
Boston Scientific Corp. 3.375% 2022	2,000	1,994
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,001
DENTSPLY International Inc. 2.75% 2016	3,930	4,000
Eli Lilly and Co. 1.25% 2018	700	701
EMD Finance LLC 2.40% 2020[4]	3,000	3,029
EMD Finance LLC 2.95% 2022[4]	29,050	29,150
EMD Finance LLC 3.25% 2025[4]	10,100	9,984
Express Scripts Inc. 2.65% 2017	7,560	7,736
Express Scripts Inc. 2.25% 2019	7,500	7,497
Gilead Sciences, Inc. 3.05% 2016	6,000	6,180
Gilead Sciences, Inc. 2.35% 2020	5,500	5,608
Gilead Sciences, Inc. 3.70% 2024	10,800	11,249
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,617
HCA Inc. 4.25% 2019	5,000	5,196
Laboratory Corporation of America Holdings 2.625% 2020	2,270	2,281
Laboratory Corporation of America Holdings 3.60% 2025	5,000	4,918
McKesson Corp. 0.95% 2015	3,035	3,039
McKesson Corp. 1.40% 2018	7,500	7,470
Medtronic, Inc. 2.50% 2020[4]	16,205	16,438
Medtronic, Inc. 3.50% 2025[4]	6,200	6,359
Merck & Co., Inc. 1.10% 2018	11,080	11,099
Merck & Co., Inc. 1.85% 2020	1,400	1,398
Novartis Capital Corp. 3.40% 2024	7,000	7,294
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,286
Roche Holdings, Inc. 0.597% 2019[3,4]	8,500	8,505
Intermediate Bond Fund of America — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 2.25% 2019[4]	$5,500	$5,586
Roche Holdings, Inc. 6.00% 2019[4]	4,439	5,109
Roche Holdings, Inc. 3.35% 2024[4]	10,035	10,278
Sanofi 1.25% 2018	8,000	8,012
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,001
Thermo Fisher Scientific Inc. 2.40% 2019	7,000	7,055
Thermo Fisher Scientific Inc. 4.15% 2024	3,500	3,674
UnitedHealth Group Inc. 1.875% 2016	3,650	3,709
UnitedHealth Group Inc. 6.00% 2017	4,750	5,216
WellPoint, Inc. 2.25% 2019	6,000	6,013
Zimmer Holdings, Inc. 2.00% 2018	7,205	7,261
Zimmer Holdings, Inc. 2.70% 2020	22,835	23,011
Zimmer Holdings, Inc. 3.15% 2022	6,365	6,359
Zimmer Holdings, Inc. 3.55% 2025	9,835	9,704
		472,678
Consumer discretionary 2.30%
Amazon.com, Inc. 2.60% 2019	5,500	5,603
American Honda Finance Corp. 2.25% 2019	6,000	6,088
Carnival Corp. 3.95% 2020	3,500	3,725
CBS Corp. 2.30% 2019	5,000	4,987
Comcast Corp. 5.85% 2015	3,000	3,072
Comcast Corp. 5.90% 2016	10,000	10,406
Comcast Corp. 6.30% 2017	6,250	7,011
Comcast Corp. 3.60% 2024	2,000	2,068
Comcast Corp. 3.375% 2025	3,500	3,545
Cox Communications, Inc. 6.25% 2018[4]	250	282
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	7,500	7,510
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	9,130	9,135
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,966
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,150
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	7,678	7,669
DaimlerChrysler North America Holding Corp. 2.45% 2020[4]	7,500	7,524
Ford Motor Credit Co. 1.70% 2016	7,500	7,545
Ford Motor Credit Co. 1.684% 2017	5,000	4,994
Ford Motor Credit Co. 2.597% 2019	4,445	4,469
General Motors Co. 4.00% 2025	3,110	3,105
General Motors Financial Co. 3.25% 2018	3,000	3,074
General Motors Financial Co. 3.50% 2019	6,000	6,130
Home Depot, Inc. 2.00% 2019	9,000	9,121
Hyundai Capital America 2.60% 2020[4]	8,910	8,998
Hyundai Capital Services Inc. 2.625% 2020[4]	900	909
Johnson Controls, Inc. 1.40% 2017	5,000	4,999
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,673
NBCUniversal Media, LLC 2.875% 2016	7,000	7,081
Scripps Networks Interactive, Inc. 3.90% 2024	1,740	1,768
Thomson Reuters Corp. 1.65% 2017	14,685	14,713
Time Warner Inc. 3.60% 2025	12,500	12,475
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,505
Toyota Motor Credit Corp. 2.15% 2020	2,000	2,014
Viacom Inc. 2.75% 2019	2,095	2,119
Viacom Inc. 3.875% 2024	6,500	6,481
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	3,700	3,722
Intermediate Bond Fund of America — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.40% 2020[4]	$15,000	$15,119
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,164
		244,919
Energy 1.95%
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,065
BG Energy Capital PLC 2.875% 2016[4]	5,750	5,891
Columbia Pipeline Partners LP 3.30% 2020[4]	435	440
ConocoPhillips 2.20% 2020	7,500	7,519
EnLink Midstream Partners, LP 4.15% 2025	6,980	6,995
Enterprise Products Operating LLC 1.25% 2015	5,000	5,008
Enterprise Products Operating LLC 2.55% 2019	2,855	2,892
Enterprise Products Operating LLC 3.70% 2026	2,835	2,844
Exxon Mobil Corp. 2.397% 2022	3,500	3,502
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,131
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,234
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	3,018
Kinder Morgan, Inc. 2.00% 2017	10,000	10,027
Kinder Morgan, Inc. 3.05% 2019	3,785	3,805
Kinder Morgan, Inc. 4.30% 2025	5,650	5,660
Marathon Oil Corp. 0.90% 2015	7,500	7,498
Noble Corp PLC 5.95% 2025	3,500	3,544
Shell International Finance BV 3.10% 2015	7,500	7,515
Shell International Finance BV 2.125% 2020	9,135	9,184
Shell International Finance BV 3.25% 2025	21,060	21,359
Statoil ASA 3.125% 2017	22,000	22,964
Statoil ASA 1.95% 2018	1,595	1,617
Statoil ASA 2.75% 2021	2,120	2,155
Statoil ASA 3.15% 2022	4,000	4,123
Total Capital Canada Ltd. 1.45% 2018	20,130	20,227
Total Capital International 2.10% 2019	7,000	7,091
Total Capital SA 3.00% 2015	7,000	7,011
Total Capital SA 2.30% 2016	8,000	8,116
Williams Partners LP 3.60% 2022	3,000	2,983
Williams Partners LP 4.30% 2024	3,750	3,843
Williams Partners LP 3.90% 2025	5,000	4,926
		208,187
Consumer staples 1.82%
Altria Group, Inc. 2.625% 2020	4,775	4,813
Altria Group, Inc. 4.75% 2021	4,000	4,435
Altria Group, Inc. 2.85% 2022	5,000	4,906
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,409
Coca-Cola Co. 1.50% 2015	10,000	10,053
Coca-Cola Co. 1.80% 2016	6,500	6,598
ConAgra Foods, Inc. 1.30% 2016	8,590	8,608
ConAgra Foods, Inc. 1.90% 2018	12,500	12,509
CVS Caremark Corp. 2.25% 2019	4,245	4,277
Kraft Foods Inc. 2.25% 2017	5,000	5,082
Kraft Foods Inc. 3.50% 2022	3,000	3,063
PepsiCo, Inc. 2.50% 2016	10,000	10,174
Pernod Ricard SA 2.95% 2017[4]	14,500	14,866
Philip Morris International Inc. 1.875% 2019	2,400	2,407
Philip Morris International Inc. 2.90% 2021	8,850	9,066
Intermediate Bond Fund of America — Page 6 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Co. 1.45% 2016	$2,410	$2,434
Procter & Gamble Co. 0.525% 2019[3]	10,000	10,023
SABMiller Holdings Inc. 2.45% 2017[4]	17,290	17,624
SABMiller Holdings Inc. 2.20% 2018[4]	2,700	2,733
The JM Smucker Co. 2.50% 2020[4]	400	403
Walgreens Boots Alliance, Inc. 2.70% 2019	12,000	12,186
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,011
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,143
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,989
Wal-Mart Stores, Inc. 5.80% 2018	740	832
WM. Wrigley Jr. Co 2.40% 2018[4]	6,650	6,795
WM. Wrigley Jr. Co 3.375% 2020[4]	10,000	10,394
		193,833
Utilities 1.59%
American Electric Power Co. 1.65% 2017	10,000	10,027
Berkshire Hathaway Energy Co. 2.40% 2020	2,620	2,647
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,000
Consumers Energy Co. 2.85% 2022	7,500	7,581
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	2,915
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	535
Dominion Gas Holdings LLC 2.50% 2019	2,975	3,028
Duke Energy Corp. 3.75% 2024	8,200	8,573
E.ON International Finance BV 5.80% 2018[4]	13,000	14,462
Entergy Louisiana, LLC 3.30% 2022	1,275	1,316
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,547
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,516
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,009
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	505
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	2,410	2,408
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,525
Niagara Mohawk Power Corp. 3.508% 2024[4]	5,340	5,497
NV Energy, Inc 6.25% 2020	1,200	1,409
Pacific Gas and Electric Co. 3.85% 2023	12,220	13,064
PG&E Corp. 2.40% 2019	2,000	2,023
PSEG Power LLC 2.75% 2016	2,810	2,873
PSEG Power LLC 2.45% 2018	10,000	10,133
Public Service Co. of Colorado 5.80% 2018	2,250	2,550
Public Service Electric and Gas Co. 2.00% 2019	4,330	4,375
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,573
Southern California Edison Co., 1.845% 2022[5]	4,575	4,585
State Grid Overseas Investment Ltd. 1.75% 2018[4]	7,500	7,465
Tampa Electric Co. 2.60% 2022	3,000	2,961
Teco Finance, Inc. 4.00% 2016	6,000	6,155
Teco Finance, Inc. 5.15% 2020	3,000	3,372
		169,629
Telecommunication services 1.45%
AT&T Inc. 0.90% 2016	5,000	5,004
AT&T Inc. 2.40% 2016	16,530	16,774
AT&T Inc. 2.95% 2016	8,000	8,141
AT&T Inc. 2.45% 2020	13,650	13,526
AT&T Inc. 3.00% 2022	12,500	12,308
AT&T Inc. 3.40% 2025	6,285	6,102
Intermediate Bond Fund of America — Page 7 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 3.125% 2016[4]	$10,250	$10,458
Deutsche Telekom International Finance BV 2.25% 2017[4]	11,100	11,277
France Télécom 2.125% 2015	10,000	10,038
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,102
Verizon Communications Inc. 2.625% 2020	26,829	27,065
Verizon Communications Inc. 3.00% 2021	23,000	23,149
Verizon Communications Inc. 4.272% 2036[4]	5,779	5,380
		154,324
Industrials 1.03%
Atlas Copco AB 5.60% 2017[4]	4,000	4,325
Canadian National Railway Co. 5.85% 2017	7,000	7,768
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	1,033	1,118
General Electric Capital Corp. 1.00% 2015	11,300	11,334
General Electric Capital Corp. 2.95% 2016	3,255	3,328
General Electric Capital Corp. 2.30% 2017	16,135	16,536
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,296
General Electric Capital Corp. 2.20% 2020	4,470	4,521
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,578
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,139
General Electric Co. 0.85% 2015	9,000	9,016
General Electric Corp. 5.25% 2017	7,500	8,237
Norfolk Southern Corp. 5.75% 2016	7,190	7,396
Siemens AG 2.15% 2020[4]	2,000	1,999
Siemens AG 3.25% 2025[4]	6,670	6,719
Union Pacific Corp. 5.70% 2018	5,900	6,691
		110,001
Information technology 0.53%
Harris Corp. 2.70% 2020	1,205	1,209
Harris Corp. 3.832% 2025	5,000	5,008
International Business Machines Corp. 1.95% 2016	9,650	9,783
International Business Machines Corp. 2.00% 2016	7,000	7,067
International Business Machines Corp. 1.25% 2018	10,000	10,009
Oracle Corp. 2.375% 2019	3,000	3,066
Oracle Corp. 2.95% 2025	17,500	17,184
Samsung Electronics America, Inc. 1.75% 2017[4]	3,475	3,500
		56,826
Materials 0.53%
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,930
Georgia-Pacific Corp. 2.539% 2019[4]	5,500	5,532
Glencore Funding LLC 2.875% 2020[4]	10,000	9,957
Glencore Xstrata LLC 4.125% 2023[4]	1,250	1,248
Praxair, Inc. 1.05% 2017	7,500	7,474
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,119
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,160
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,022
		56,442
Total corporate bonds & notes		2,449,918
Intermediate Bond Fund of America — Page 8 of 17

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations 11.30% Federal agency mortgage-backed obligations 7.14%	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2015[5]	$5	$5
Fannie Mae 5.00% 2023[5]	1,186	1,272
Fannie Mae 9.058% 2026[3,5]	100	111
Fannie Mae 6.00% 2028[5]	967	1,101
Fannie Mae 6.00% 2028[5]	351	398
Fannie Mae 6.00% 2028[5]	330	375
Fannie Mae 6.50% 2034[5]	1,055	1,218
Fannie Mae 3.00% 2035[5]	26,230	27,043
Fannie Mae 3.00% 2035[5]	14,401	14,849
Fannie Mae 7.00% 2037[5]	232	258
Fannie Mae 7.50% 2037[5]	62	71
Fannie Mae 6.50% 2039[5]	777	894
Fannie Mae 4.344% 2040[3,5]	3,321	3,537
Fannie Mae 5.50% 2040[5]	1,507	1,707
Fannie Mae 5.50% 2040[5]	803	908
Fannie Mae 3.546% 2041[3,5]	7,178	7,563
Fannie Mae 2.588% 2042[3,5]	20,024	20,555
Fannie Mae 7.00% 2047[5]	71	81
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[3,5]	94	106
Fannie Mae, Series 2001-4, Class NA, 9.814% 2025[3,5]	56	62
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	442	517
Fannie Mae, Series 2001-20, Class D, 11.004% 2031[3,5]	5	5
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[5]	1,357	1,247
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[5]	3,542	3,257
Fannie Mae, Series 2007-114, Class A7, 0.371% 2037[3,5]	12,500	12,349
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	127	149
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	92	103
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	505	593
Freddie Mac 5.00% 2023[5]	1,280	1,392
Freddie Mac 5.00% 2023[5]	459	498
Freddie Mac 5.00% 2024[5]	292	317
Freddie Mac 4.00% 2026[5]	5,452	5,789
Freddie Mac 6.00% 2026[5]	120	137
Freddie Mac 6.00% 2026[5]	42	47
Freddie Mac 6.50% 2027[5]	793	911
Freddie Mac 3.50% 2035[5]	26,296	27,640
Freddie Mac 6.00% 2037[5]	997	1,145
Freddie Mac 6.00% 2037[5]	227	261
Freddie Mac 5.00% 2041[5]	666	746
Freddie Mac, Series 1567, Class A, 0.586% 2023[3,5]	20	20
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	50	52
Freddie Mac, Series T-041, Class 3-A, 6.624% 2032[3,5]	293	336
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[5]	3,119	2,869
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[5]	1,583	1,439
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[5]	410	369
Government National Mortgage Assn. 2.50% 2042[3,5]	1,904	1,966
Government National Mortgage Assn. 4.00% 2044[5]	30,634	32,683
Government National Mortgage Assn. 3.50% 2045[5,6]	326,250	341,504
Government National Mortgage Assn. 4.00% 2045[5,6]	136,500	145,175
Government National Mortgage Assn. 4.00% 2045[5]	23,748	24,837
Government National Mortgage Assn. 1.401% 2060[3,5]	1,834	1,873
Government National Mortgage Assn. 4.626% 2061[5]	1,445	1,553
Government National Mortgage Assn. 4.654% 2061[5]	10,680	11,508
Government National Mortgage Assn. 4.671% 2061[5]	2,761	2,984
Intermediate Bond Fund of America — Page 9 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.672% 2061[5]	$1,939	$2,098
Government National Mortgage Assn. 4.70% 2061[5]	1,884	2,020
Government National Mortgage Assn. 4.797% 2061[5]	1,197	1,278
Government National Mortgage Assn. 4.681% 2062[5]	2,070	2,253
Government National Mortgage Assn. 4.861% 2062[5]	149	161
Government National Mortgage Assn. 4.869% 2062[5]	432	465
Government National Mortgage Assn. 5.181% 2062[5]	293	316
Government National Mortgage Assn. 2.405% 2063[3,5]	6,025	6,429
Government National Mortgage Assn. 4.777% 2063[5]	170	184
Government National Mortgage Assn. 5.064% 2063[5]	352	374
Government National Mortgage Assn. 1.276% 2064[3,5]	1,010	1,028
Government National Mortgage Assn. 2.407% 2064[3,5]	8,119	8,659
Government National Mortgage Assn. 4.759% 2064[5]	1,978	2,117
Government National Mortgage Assn. 4.762% 2064[5]	4,313	4,674
Government National Mortgage Assn. 4.775% 2064[5]	4,206	4,557
Government National Mortgage Assn. 5.048% 2064[5]	1,439	1,525
Government National Mortgage Assn. 5.179% 2064[5]	1,603	1,724
Government National Mortgage Assn. 5.407% 2064[5]	906	947
Government National Mortgage Assn. 6.64% 2064[5]	7,404	8,027
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.93% 2062[3,5]	3,858	3,890
		761,111
Commercial mortgage-backed securities 3.87%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	19,899	20,300
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,5]	7,005	7,531
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	16,027	16,927
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	27,565	28,303
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[3,4,5]	24,215	24,150
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[3,5]	2,000	2,181
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[5]	12,235	12,727
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	2,304	2,352
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	7,677	7,776
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.03% 2031[3,4,5]	16,248	16,269
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[3,5]	24,049	24,788
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	2,697	2,848
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	10,309	11,169
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,5]	733	741
Hilton USA Trust, Series 2013-HLF, AFL, 1.171% 2030[3,4,5]	19,709	19,728
Hilton USA Trust, Series 2013-HLF, BFL, 1.671% 2030[3,4,5]	4,927	4,935
Hilton USA Trust Series 2013-HLF, CFL, 2.071% 2030[3,4,5]	6,898	6,911
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	19,982	20,025
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	4,250	4,288
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	15,000	15,204
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3,5]	1,000	1,003
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,639	7,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	6,220	6,351
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[3,5]	11,419	12,204
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[3,5]	10,050	10,724
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	4,525	4,685
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.876% 2045[3,5]	6,500	6,787
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,5]	2,731	2,801
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	7,546	8,041
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,5]	4,500	4,985
Intermediate Bond Fund of America — Page 10 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.868% 2046[3,5]	$5,820	$6,021
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	2,625	2,740
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[3,5]	12,250	13,245
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.834% 2042[3,5]	1,000	1,035
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	26,341	27,640
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[5]	5,371	5,503
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[5]	15,000	15,844
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,5]	9,695	10,004
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 2044[3,5]	6,872	6,921
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[3,5]	7,500	8,001
		411,675
Collateralized mortgage-backed (privately originated) 0.19%
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.681% 2025[3,5]	415	417
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	199	216
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	192	207
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	273	293
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	684	727
Freddie Mac, Series 2013-DN2, Class M-1, 1.631% 2023[3,5]	2,441	2,451
Freddie Mac, Series 2013-DN1, Class M-1, 3.581% 2023[3,5]	2,957	3,047
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[3,5]	6,764	6,770
Freddie Mac, Series 2014-HQ2, Class M-1, 1.631% 2024[3,5]	3,964	3,980
Freddie Mac, Series 2014-HQ3, Class M-1, 1.831% 2024[3,5]	2,381	2,391
Paine Webber CMO, Series O, Class 5, 9.50% 2019[5]	25	26
		20,525
Other mortgage-backed securities 0.10%
Bank of Montreal 2.85% 2015[4,5]	7,500	7,503
Northern Rock PLC 5.625% 2017[4,5]	3,150	3,430
		10,933
Total mortgage-backed obligations		1,204,244
Asset-backed obligations 5.21%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4,5]	8,360	8,360
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4,5]	10,000	10,079
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,5]	15,190	15,675
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	20,500	20,627
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[4,5]	1,135	1,135
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	20,500	20,524
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	4,370	4,391
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	3,370	3,368
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	1,260	1,263
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.674% 2023[3,4,5,7]	12,760	12,760
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	1,790	1,793
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	6,145	6,165
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	10,000	10,066
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	4,890	4,923
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[3,4,5,7]	20,245	20,242
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	1,419	1,419
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	5,090	5,090
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	15,280	15,321
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	4,200	4,210
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	662	678
Intermediate Bond Fund of America — Page 11 of 17

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Issuance Trust, Series 2015-A-2, Class A, 1.59% 2020[5]	$12,000	$12,096
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.598% 2026[3,4,5]	2,356	2,356
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	10,913	10,935
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[4,5]	4,657	4,658
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90% 2022[5]	2,000	1,992
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	9,315	9,440
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[4,5]	1,595	1,594
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	800	810
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	5,629	5,627
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	5,460	5,468
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,5]	8,000	8,016
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	2,445	2,441
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	23,290	23,301
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	1,980	2,014
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	3,460	3,471
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	3,735	3,796
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	1,940	1,940
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	214	222
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.581% 2028[3,4,5]	9,983	9,984
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	22,000	22,046
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	15,000	14,924
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[5,7,8]	12,986	12,918
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	22,245	22,266
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	3,740	3,742
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	773	773
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[5]	7,000	7,019
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	2,202	2,320
Magnetite CLO Ltd. Series 2012-6-A, Class A-R, 1.534% 2023[3,4,5]	6,320	6,320
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	26,260	26,266
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[3,5]	1,203	1,116
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[3,5]	3,156	2,909
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	4,720	4,722
Santander Drive Auto Receivables Trust, Series 2013-1, Class C, 1.76% 2019[5]	14,763	14,812
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[5]	10,000	10,053
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[5]	13,000	13,021
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[5]	17,600	17,836
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[4,5]	885	905
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 2020[5]	10,050	10,140
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	14,705	14,814
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[5]	18,130	18,386
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	17,510	18,046
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[5]	16,140	16,156
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[5]	6,750	6,750
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	5,500	5,490
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	2,825	2,821
		554,821
Federal agency bonds & notes 1.78%
CoBank, ACB 0.871% 2022[3,4]	935	874
Fannie Mae 1.625% 2015	20,000	20,101
Fannie Mae 2.375% 2015	25,000	25,080
Fannie Mae 0.50% 2016	14,630	14,655
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017[5]	11,379	11,444
Fannie Mae 1.875% 2018	25,110	25,746
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,5]	6,405	6,881
Intermediate Bond Fund of America — Page 12 of 17

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	$1,070	$1,156
Federal Home Loan Bank 5.375% 2016	1,420	1,509
Federal Home Loan Bank 1.75% 2018	25,000	25,498
Freddie Mac 0.75% 2018	10,000	9,967
Freddie Mac 4.875% 2018	11,135	12,425
Freddie Mac 1.25% 2019	25,000	24,787
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,5]	6,360	6,846
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	2,000	2,078
		189,047
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Bermuda Government 5.603% 2020	9,194	10,297
Bermuda Government 5.603% 2020[4]	7,000	7,840
Bermuda Government 4.854% 2024[4]	5,275	5,737
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	9,090	9,796
Chilean Government 3.875% 2020	5,000	5,460
Finland (Republic of) 1.25% 2015[4]	10,000	10,035
Indonesia (Republic of) 4.125% 2025[4]	20,000	19,970
Lithuania (Republic of) 7.375% 2020	15,000	18,281
Netherlands Government 1.00% 2017	10,000	10,057
Polish Government 5.00% 2015	8,000	8,154
Polish Government 6.375% 2019	2,825	3,301
Polish Government 3.00% 2023	15,000	15,059
Spanish Government 4.00% 2018[4]	25,000	26,622
United Mexican States Government Global, Series A, 4.00% 2023	16,000	16,720
United Mexican States Government Global 3.60% 2025	10,000	10,080
		177,409
Municipals 0.53%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	5,000	5,073
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	14,350	14,598
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,036
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	7,500	7,396
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	5,500	5,598
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	16,000	15,974
		56,675
Total bonds, notes & other debt instruments (cost: $10,229,512,000)		10,331,674
Preferred securities 0.02% U.S. government agency securities 0.02%	Shares
CoBank, ACB, Class E, noncumulative[4]	4,000	2,823
Total preferred securities (cost: $3,985,000)		2,823
Short-term securities 6.74%	Principal amount (000)
Bank of New York Mellon Corp. 0.07% due 6/1/2015[4]	$36,400	36,400
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	14,900	14,897
Chariot Funding, LLC 0.27%–0.30% due 6/29/2015–10/29/2015[4]	65,300	65,258
Chevron Corp. 0.13%–0.14% due 6/16/2015–7/6/2015[4]	75,300	75,292
Intermediate Bond Fund of America — Page 13 of 17

unaudited
Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 0.10%–0.26% due 7/22/2015–12/3/2015[4]	$93,800	$93,763
Fannie Mae 0.13% due 9/14/2015	100,000	99,989
Federal Home Loan Bank 0.07%–0.14% due 7/15/2015–11/4/2015	171,000	170,988
Freddie Mac 0.13% due 9/2/2015	37,900	37,897
General Electric Capital Corp. 0.26% due 9/2/2015	19,900	19,893
General Electric Co. 0.08% due 6/1/2015	12,300	12,300
John Deere Bank SA 0.12% due 6/9/2015[4]	11,400	11,400
John Deere Capital Corp. 0.10% due 6/17/2015[4]	50,000	49,997
Qualcomm Inc. 0.10% due 6/17/2015[4]	30,000	29,998
Total short-term securities (cost: $718,015,000)		718,072
Total investment securities 103.73% (cost: $10,951,512,000)		11,052,569
Other assets less liabilities (3.73)%		(397,749)
Net assets 100.00%		$10,654,820
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,491,729,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.317%	9/17/2015	$920,000	$(46)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7865	10/6/2016	175,000	(420)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	10,000	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9195	2/11/2017	100,000	(301)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	108,000	(287)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.767	4/17/2017	100,000	69
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	85,000	(292)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3405	12/29/2017	100,000	(765)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	125,000	1,466
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7075	7/1/2019	60,000	641
Receive	LCH.Clearnet	3-month USD-LIBOR	1.814	7/29/2019	125,000	1,816
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	112,000	1,659
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,648
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	127,000	1,593
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,545
Receive	LCH.Clearnet	3-month USD-LIBOR	1.742	8/12/2019	60,000	679
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,668
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	25,000	176
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	11/14/2019	50,000	571
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	96,000	1,007
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5405	1/15/2020	50,000	(39)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.477	1/30/2020	150,000	(605)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	20,000	(90)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6715	2/13/2020	100,000	445
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	45,000	178
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	58,000	491
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	30,000	77
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	150,000	124
Receive	LCH.Clearnet	3-month USD-LIBOR	1.4213	4/21/2020	150,000	(1,346)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.666	5/26/2020	13,000	24
Intermediate Bond Fund of America — Page 14 of 17

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 5/31/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.654%	6/1/2020	$40,000	$42
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	36,000	300
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	36,000	(362)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(2,906)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	26,000	(1,178)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7445	8/4/2024	50,000	(2,527)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	34,000	(749)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.491	11/14/2024	30,000	(834)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0255	2/10/2025	75,000	1,120
Pay	LCH.Clearnet	3-month USD-LIBOR	2.043	2/10/2025	28,000	374
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	35,000	150
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1955	3/4/2025	75,000	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.268	5/26/2025	7,000	(36)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(10,366)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	28,000	(3,363)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	30,000	(3,798)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	1,000	(84)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	41,000	(526)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	24,000	983
Pay	LCH.Clearnet	3-month USD-LIBOR	2.362	3/23/2045	22,750	1,389
						$(10,688)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $33,749,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,319,754,000, which represented 12.39% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $45,920,000, which represented .43% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$12,986	$12,918.12%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Intermediate Bond Fund of America — Page 15 of 17

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 16 of 17

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$116,581
Gross unrealized depreciation on investment securities	(19,272)
Net unrealized appreciation on investment securities	97,309
Cost of investment securities	10,955,260

Key to abbreviations
Auth. = Authority
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0715O-S	Intermediate Bond Fund of America — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2015